MATERIAL ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2025
Disclosure of significant accounting policies [Abstract]
MATERIAL ACCOUNTING POLICIES
NOTE 3 – MATERIAL ACCOUNTING POLICIES

a.	General

The accounting policies and calculation methods applied in the preparation of these interim financial statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2024 and for the year then ended.

b.	New international financial reporting standards, amendments to standards and new interpretations

IFRS 18, Presentation and Disclosure in the Financial Statements

This standard replaces the international accounting standard IAS 1, “Presentation of Financial Statements.” As part of the new disclosure requirements, companies will be required to present new defined subtotals in the statements of income, as follows: (1) operating profit and (2) profit before financing and tax. In addition, income statement items will be classified into three defined categories: operating, investing and financing. The standard also includes a requirement to provide separate disclosure in the financial statements regarding the use of management-defined performance measures (“non-GAAP measures”), and specific instructions were added for the grouping and splitting of items in the financial statements and in the notes to the financial statements. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, with an option for early adoption. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statement disclosures.